Segment Data (Details Narrative) - Professional Staffing Services [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Gross rate	15.40%	14.00%	14.00%
Workers compensations	$ 1,537	$ 1,284	$ 1,432
Corporate administrative expenses		$ 4,277	$ 4,281